SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)			3 Months Ended	12 Months Ended
	Feb. 17, 2023	Feb. 14, 2023	Mar. 31, 2024	Dec. 31, 2023	Feb. 14, 2024	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Cash (in Dollars)			$ 3,637	$ 15,419		$ 124,501
Cash Equivalents, at Carrying Value (in Dollars)			$ 0	$ 0		$ 0
Number of Shares Issued Per Unit			1	1
Common Stock, Par or Stated Value Per Share (in Dollars per share)			$ 0.0001	$ 0.0001		$ 0.0001
Common Stock Shares Excluded From Calculation of Net Income(Loss) Per Share			7,330,000	7,330,000
Common stock, shares outstanding			2,155,000	2,155,000	3,432,046	1,725,000
Unrecognized Tax Benefits (in Dollars)			$ 0	$ 0		$ 0
Unrecognized Tax Benefits, Income Tax Penalties Accrued (in Dollars)			0	$ 0
Concentration Risk, Credit Risk, Financial Instrument, Maximum Exposure			$ 250,000
IPO [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Units Issued During Period, Shares, New Issues		6,000,000	6,900,000	6,900,000
Number of Shares Issued Per Unit			1	1
Common Stock, Par or Stated Value Per Share (in Dollars per share)			$ 0.0001	$ 0.0001
Number of Warrants Issued Per Unit			1	1
Number of Rights Issued Per Unit			1	1
Private Placement [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Number of Shares Issued Per Unit	1
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.0001		$ 9.5	$ 9.5
Number of Warrants Issued Per Unit	1
Number of Rights Issued Per Unit	1
Common Unit, Issued	430,000		430,000	430,000
Common Stock Subject to Mandatory Redemption [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Common stock, shares outstanding			3,467,954	3,467,954		0
Chardan Capital Markets, LLC [Member] | Equity Participation [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Units Issued During Period, Shares, New Issues			34,500	34,500
Chardan Capital Markets, LLC [Member] | Over-Allotment Option [Member] | Equity Participation [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Units Issued During Period, Shares, New Issues			4,500	4,500